20. SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
Shareholders Equity
SHAREHOLDERS' EQUITY

20.a) Paid-in capital

Fully subscribed and paid-in capital as of December 31, 2018 and December 31, 2017 is R$4,540,000 comprising 1,387,524,047 book-entry common shares without par value. Each common share entitles its holder to one vote in Shareholders’ Meetings.

20.b) Authorized capital

The Company’s bylaws in effect as of December 31, 2018 determine that the capital can be raised to up to 2,400,000,000 shares by decision of the Board of Directors.

20.c) Legal reserve

This reserve is recognized at the rate of 5% of the profit for each period, as provided for by Article 193 of Law 6,404/76, up to the ceiling of 20% of share capital.

20.d) Ownership structure

As of December 31, 2018, the Company’s ownership structure was as follows:

			12/31/2018			12/31/2017
	Number of common shares	% of total shares	% of voting capital	Number of common shares	% of total shares	% of voting capital
Vicunha Aços S.A. (*)	679,522,254	48.97%	49.24%	682,855,454	49.21%	50.32%
Rio Iaco Participações S.A. (*)	58,193,503	4.19%	4.22%	58,193,503	4.19%	4.29%
NYSE (ADRs)	284,152,319	20.48%	20.59%	303,590,364	21.88%	22.37%
Other shareholders	358,246,471	25.82%	25.95%	312,493,726	22.52%	23.02%
Total shares outstanding	1,380,114,547	99.47%	100.00%	1,357,133,047	97.81%	100.00%
Treasury shares	7,409,500	0.53%		30,391,000	2.19%
Total shares	1,387,524,047	100.00%		1,387,524,047	100.00%

(*) Controlling group companies.

20.e) Treasury shares

The Board of Directors authorized various share buyback programs in order to hold shares in treasury for subsequent disposal and/or cancelation with a view to maximizing the generation of value to the shareholder through an efficient capital structure management, as shown in the table below:

Program	Board’s Authorization	Authorized quantity	Program period	Average buyback price	Minimum and maximum buyback price	Number bought back	Share cancelation		Disposal of shares		Balance in treasury
1º	3/13/2014	70,205,661	From 3/14/2014 to 4/14/2014	R$ 9.34	R$ 9,22 and R$ 9,45	2,350,000					2,350,000
2º	4/15/2014	67,855,661	From 4/16/2014 to 5/23/2014	R$ 8.97	R$ 8,70 and R$ 9,48	9,529,500					11,879,500
3º	5/23/2014	58,326,161	From 5/26/2014 to 6/25/2014	R$ 9.21	R$ 8,61 and R$ 9,72	31,544,500					43,424,000
4º	6/26/2014	26,781,661	From 6/26/2014 to 7/17/2014	R$ 10.42	R$ 9,33 and R$ 11,54	26,781,661					70,205,661
	7/18/2014			Not applicable	Not applicable		60,000,000	(1)			10,205,661
5º	7/18/2014	64,205,661	From 7/18/2014 to 8/18/2014	R$ 11.40	R$ 11.40	240,400					10,446,061
	8/18/2014			Not applicable	Not applicable		10,446,061	(1)
6º	8/18/2014	63,161,055	From 8/19/2014 to 9/25/2014	R$ 9.82	R$ 9,47 and R$ 10,07	6,791,300					6,791,300
7º	9/29/2014	56,369,755	From 9/29/2014 to 2/29/2014	R$ 7.49	R$ 4,48 and R$ 9,16	21,758,600					28,549,900
8º	12/30/2014	34,611,155	From 12/31/2014 to 3/31/2015	R$ 5.10	R$ 4,90 and R$ 5,39	1,841,100					30,391,000
9º (*)	03/31/2015	32,770,055	From 4/01/2015 to 6/30/2015								30,391,000
	04/20/2018	30,391,000	From 4/20/2018 to 4/30/2018	Não aplicável	Não aplicável	R$ 0.00	R$ 0.00		22,981,500	(2)	7,409,500

(*) There were no share buyback in this program.

(1)	In 2014 the Board of Directors approved the cancelation of 70,446,061 treasury shares without change in the Company’s share capital.
(2)	In April 2018, the Board of Directors authorized the sale of up to 30,391,000 common shares held in treasury. Until the end of the program, 22,981,500 shares were sold for R$213,494. The Company. The Company recognized a profit on the sale of the shares in the amount of the amount of R$32,670.

As of December 31, 2018, the position of the treasury shares was as follows:

Quantity purchased (Units)	Amount paid for the shares	Share price			Market value of shares in 12/31/2018 (*)

		Minimum	Maximum	Average
7,409,500	R$ 58,264	R$ 4.48	R$ 10.07	R$ 7.86	R$ 65,500

(*) Using the last share average quotation on B3 S.A. - Brasil, Bolsa, Balcão as of September 30, 2018 of R$ 8.84 per share.

20.f) Policy on investments and payment of interest on capital and dividends

The Company adopts a profit distribution policy which, after compliance with the provisions in Law 6,404/76, as amended by Law 9,457/97, will entail the allocation of all the profit to the Company’s shareholders, provided that the following priorities are observed, irrespective of their order: (i) carrying out the business strategy; (ii) fulfilling its obligations; (iii) making the required investments; and (iv) maintaining a healthy financial situation of the Company.

20.g) Earnings/(loss) per share:

Basic earnings per share were calculated based on the profit/loss attributable to the owners of CSN divided by the weighted average number of common shares outstanding during the year, excluding the common shares purchased and held as treasury shares, as follows:

	12/31/2018	12/31/2017	12/31/2016
	Common Shares
(Loss) profit for the year
Continued operations	5,074,136	10,272	(925,186)
Discontinued operations	-	-	(9,561)
	5,074,136	10,272	(934,747)
Weighted average number of shares	1,373,250,595	1,357,133,047	1,357,133,047
Basic and diluted EPS
Continued Operations	3.69498	0.00757	(0.68172)
Discontinued Operations	-	-	(0.00704)
	3.69498	0.00757	(0.68876)

The Company does not hold potential dilutable outstanding ordinary shares that could result in dilution of earnings per share.